Revenue from services provided to customers - Revenues by types of service (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disaggregation of Revenue [Abstract]
Commissions	¥ 332,344	¥ 376,897	¥ 308,805
Fees from investment banking	149,603	108,681	103,222
Asset management and portfolio service fees	269,985	230,047	238,202
Other revenue	38,863	44,235	49,901
Total	¥ 790,795	¥ 759,860	¥ 700,130